Note 10 - Equity Method Investments - Companies Accounted for as Equity Method Investments (Details)	6 Months Ended
Jun. 30, 2021
Steadman Maritime Co. [Member]
Vessel name or hull name	Ensenada
Participation percentage	49.00%
Date of establishment	Jul. 01, 2013
Marchant Maritime Co. [Member]
Date of establishment	Jul. 08, 2013	[1]
Horton Maritime Co. [Member]
Date of establishment	Jun. 26, 2013	[1]
Smales Maritime Co. [Member]
Participation percentage	49.00%
Date of establishment	Jun. 06, 2013
Geyer Maritime Co. [Member]
Vessel name or hull name	Arkadia
Participation percentage	49.00%
Date of establishment	May 18, 2015
Goodway Maritime Co. [Member]
Vessel name or hull name	Monemvasia
Participation percentage	49.00%
Date of establishment	Sep. 22, 2015
Platt Maritime Co. [Member]
Vessel name or hull name	Polar Argentina
Participation percentage	49.00%
Date of establishment	May 18, 2015
Sykes Maritime Co. [Member]
Vessel name or hull name	Polar Brasil
Participation percentage	49.00%
Date of establishment	May 18, 2015

[1]	Dissolved on June 21, 2021